Item 1. Report to Shareholders

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
AUGUST 31, 2004

Certified Semiannual Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
As of 8/31/04

Tax-Efficient Growth Fund  $8,990
S&P 500 Stock Index $8,964
Lipper Large-Cap Growth Funds Index  $6,622
                                                     Lipper
                                                  Large-Cap
                                S&P 500        Growth Funds       Tax-Efficient
                            Stock Index               Index         Growth Fund

7/99                            $10,000             $10,000             $10,000

8/99                              9,951              10,002               9,870

8/00                             11,574              13,261              12,620

8/01                              8,751               7,398               9,200

8/02                              7,177               5,798               7,570

8/03                              8,043               6,438               8,730

8/04                              8,964               6,622               8,990



AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 8/31/04            1 Year             5 Years             7/30/99
--------------------------------------------------------------------------------

Tax-Efficient
Growth Fund                        1.95%*            -1.85%              -2.07%

Lipper Large-Cap Growth
Funds Index                        2.86               -7.92              -7.79+

S&P 500 Stock Index               11.46               -2.07               -2.13



* The one-year return has been adjusted to reflect a 1% redemption fee for shares held less than two years. Without the adjustment, the return would have been 2.98%.

+    As of 7/31/99.


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

EQUITY SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                     Total                Total
                                               Investments          Investments
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

Information Technology                                25.7%                26.4%

Financials                                            19.4                 20.0

Health Care                                           18.3                 17.6

Consumer Discretionary                                17.5                 16.9

Consumer Staples                                      11.2                 11.2

Industrials and Business Services                      6.7                  7.0

Materials                                              0.6                  0.6

Telecommunication Services                             0.6                  0.3
--------------------------------------------------------------------------------

TOTAL                                                100.0%               100.0%



Historical weightings reflect current industry/sector classifications.


PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                             Tax-Efficient              S&P 500
As of 8/31/04                                  Growth Fund          Stock Index
--------------------------------------------------------------------------------

Average Company Yield1                                 1.2%                 1.8%

P/E Ratio (based on next
12 months estimated
earnings)2                                            18.5X                16.0X

Investment-Weighted Median
Market Capitalization (bil)                $          51.6      $          49.0



1Source data: Bloomberg. 2Source data: IBES.

Forecasts are in no way indicative of future investment returns.

ASSET ALLOCATION
--------------------------------------------------------------------------------

Periods Ended                   8/31/03             2/29/04             8/31/04
--------------------------------------------------------------------------------

Common and
Preferred Stocks                    100%                100%                100%

Bonds (including
convertibles)                         0                   0                   0

Reserves and Other                    0                   0                   0
--------------------------------------------------------------------------------

TOTAL                               100%                100%                100%

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
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Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                              Beginning              Ending       Expenses Paid
                                Account             Account              During
                                  Value               Value              Period*
                               3/1/2004           8/31/2004   3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                  $         1,000     $        933.50     $          4.74

Hypothetical
(assumes 5%
return before                     1,000            1,020.30                4.96
expenses)



* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.97%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS           For a share outstanding throughout each period
--------------------------------------------------------------------------------


                    6 Months      Year                                 7/30/99
                       Ended     Ended                                 Through
                     8/31/04   2/29/04   2/28/03   2/28/02   2/28/01   2/29/00

NET ASSET VALUE

Beginning of
period              $   9.62  $   7.08  $   9.28  $  10.18  $  11.03  $  10.00

Investment
activities

  Net investment
  income (loss)         --        0.01      --       (0.01)    (0.03)    (0.01)*

  Net realized
  and unrealized
  gain (loss)          (0.64)     2.54     (2.20)    (0.89)    (0.82)     1.04

  Total from
  investment
  activities           (0.64)     2.55     (2.20)    (0.90)    (0.85)     1.03

Distributions

  Net investment
  income                --       (0.01)     --        --        --        --

NET ASSET VALUE

END OF PERIOD       $   8.98  $   9.62  $   7.08  $   9.28  $  10.18  $  11.03
                    ------------------------------------------------------------

Ratios/Supplemental
Data

Total return^        (6.65)%    36.02%  (23.71)%   (8.84)%   (7.71)%    10.30%*

Ratio of total
expenses to average
net assets             0.97%+    1.02%     1.08%     1.04%     1.04%     1.10%*+

Ratio of net
investment
income (loss)
to average
net assets             0.10%+    0.07%     0.02%   (0.10)%   (0.26)%   (0.11)%*+

Portfolio
turnover rate          14.0%+    13.4%     17.6%      8.5%     12.0%     23.4%+

Net assets,
end of period
(in thousands)       $73,913   $80,092   $56,955   $75,688   $83,608   $72,336


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 2/28/01.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS  100.0%

CONSUMER DISCRETIONARY  16.9%

Automobiles  1.0%

Harley-Davidson                                     11,500                  702

                                                                            702


Hotels, Restaurants & Leisure  1.0%

International Game Technology                        9,000                  260

Marriott, Class A                                    5,500                  261

Starbucks *                                          5,300                  229

                                                                            750


Internet & Catalog Retail  3.1%

Amazon.com *                                        16,800                  641

eBay *                                              19,000                1,644

                                                                          2,285


Media  7.8%

Clear Channel Communications                        30,152                1,011

Disney                                              23,000                  516

McGraw-Hill                                         13,500                1,022

Omnicom                                             10,800                  743

Time Warner *                                       36,150                  591

Univision Communications, Class A *                 17,000                  561

Viacom, Class B                                     26,350                  878

WPP Group ADR                                       10,500                  474

                                                                           5,796


Multiline Retail  0.8%

Dollar General                                      20,100                  396

Family Dollar Stores                                 7,000                  185

                                                                            581


Specialty Retail  2.7%

Bed Bath & Beyond *                                  7,000                  262

Home Depot                                          34,000                1,243

Tiffany                                              6,700                  207

Williams-Sonoma *                                    7,500                  263

                                                                          1,975

Textiles, Apparel, & Luxury Goods  0.5%

Nike, Class B                                        5,200                  391

                                                                            391

Total Consumer Discretionary                                             12,480


CONSUMER STAPLES  11.2%

Beverages  3.1%

Anheuser-Busch                                       5,100                  269

Coca-Cola                                           24,100                1,078

PepsiCo                                             18,000                  900

                                                                          2,247


Food & Staples Retailing  4.6%

CVS                                                  8,500                  340

Sysco                                               17,200                  553

Wal-Mart                                            35,200                1,854

Walgreen                                            17,800                  649

                                                                          3,396


Food Products  0.6%

General Mills                                        4,800                  227

Wrigley                                              3,700                  229

                                                                            456


Household Products  2.2%

Colgate-Palmolive                                    5,700                  308

Kimberly-Clark                                       3,600                  240

Procter & Gamble                                    19,000                1,063

                                                                          1,611


Personal Products  0.7%

Avon                                                 5,100                  225

Gillette                                             7,500                  319

                                                                            544

Total Consumer Staples                                                    8,254


FINANCIALS  20.0%

Capital Markets  6.4%

Bank of New York                                    19,400                  578

Charles Schwab                                      28,680                  271

Franklin Resources                                  14,000                  746

Mellon Financial                                    10,500                  303

Northern Trust                                      31,900                1,373

State Street                                        31,400                1,418

                                                                          4,689


Commercial Banks  1.1%

Wells Fargo                                         14,000                  822

                                                                            822


Consumer Finance  1.3%

American Express                                    12,100                  605

SLM Corporation                                      9,500                  371

                                                                            976


Diversified Financial Services  3.3%

Citigroup                                           41,200                1,919

Moody's                                              7,700                  528

                                                                          2,447


Insurance  4.1%

Ambac                                                3,500                  264

American International Group                        27,790                1,980

Marsh & McLennan                                    18,000                  804

                                                                          3,048


Thrifts & Mortgage Finance  3.8%

Fannie Mae                                          20,700                1,541

Freddie Mac                                         19,200                1,289

                                                                          2,830

Total Financials                                                         14,812


HEALTH CARE  17.6%

Biotechnology  1.7%

Amgen *                                             21,500                1,275

                                                                          1,275


Health Care Equipment & Supplies  3.2%

Baxter International                                 7,200                  220

Guidant                                              4,800                  287

Medtronic                                           32,700                1,627

Stryker                                              4,500                  204

                                                                          2,338


Health Care Providers & Services  4.3%

Anthem *                                             5,500                  447

UnitedHealth Group                                  21,500                1,422

WellPoint Health Networks *                         13,300                1,305

                                                                          3,174


Pharmaceuticals  8.4%

Abbott Laboratories                                 11,600                  484

AstraZeneca ADR                                      5,200                  242

Eli Lilly                                           10,000                  634

GlaxoSmithKline ADR                                 13,800                  568

Johnson & Johnson                                   23,500                1,365

Merck                                               10,000                  450

Pfizer                                              65,647                2,145

Wyeth                                                9,300                  340

                                                                          6,228

Total Health Care                                                        13,015


INDUSTRIALS & BUSINESS SERVICES  7.0%

Aerospace & Defense  0.4%

Boeing                                               5,800                  303

                                                                            303


Air Freight & Logistics  0.3%

Expeditors International of Washington               5,400                  263

                                                                            263


Commercial Services & Supplies  1.9%

Apollo Group, Class A *                              5,750                  448

ChoicePoint *                                        6,000                  254

Cintas                                               8,250                  338

Robert Half International                           13,900                  341

                                                                           1,381

Industrial Conglomerates  4.1%

3M                                                   4,600                  379

GE                                                  80,300                2,633

                                                                          3,012


Machinery  0.3%

Illinois Tool Works                                  2,500                  228

                                                                            228

Total Industrials & Business Services                                     5,187


INFORMATION TECHNOLOGY  26.4%

Communications Equipment  2.3%

Cisco Systems *                                     84,500                1,585

Nokia ADR                                            9,000                  107

                                                                          1,692


Computers & Peripherals  2.8%

Dell *                                              48,500                1,690

EMC *                                               33,500                  361

                                                                          2,051


Electronic Equipment & Instruments  0.3%

Molex, Class A                                       9,625                  240

                                                                            240


Internet Software & Services  1.6%

IAC/InterActiveCorp *                                9,500                  217

Monster Worldwide *                                 10,500                  212

Yahoo! *                                            26,000                  741

                                                                          1,170


IT Services  2.3%

Automatic Data Processing                           11,200                  445

Certegy                                             12,500                  480

First Data                                           9,200                  389

Paychex                                             13,750                  408

                                                                          1,722


Semiconductor & Semiconductor Equipment  9.9%

Altera *                                            37,500                  710

Analog Devices                                      21,500                  747

Applied Materials *                                 13,700                  218

Broadcom, Class A *                                  8,000                  217

Intel                                               63,600                1,354

Linear Technology                                   31,600                1,130

Maxim Integrated Products                           27,500                1,194

Microchip Technology                                21,500                  567

Texas Instruments                                   23,600                  461

Xilinx                                              25,800                  708

                                                                          7,306


Software  7.2%

Adobe Systems                                        7,500                  344

Computer Associates                                 11,000                  266

Electronic Arts *                                    4,500                  224

Intuit *                                             6,100                  258

Microsoft                                          110,100                3,006

Oracle *                                            53,700                  535

SAP ADR                                             18,500                  675

                                                                          5,308

Total Information Technology                                             19,489


MATERIALS  0.6%

Chemicals  0.6%

Ecolab                                               8,000                  239

Valspar                                              4,500                  213

Total Materials                                                             452


TELECOMMUNICATION SERVICES  0.3%

Wireless Telecommunication Services  0.3%

Vodafone ADR                                        10,600                  243

Total Telecommunication Services                                            243

Total Common Stocks (Cost $65,652)                                       73,932

SHORT-TERM INVESTMENTS  0.1%

Money Market Fund  0.1%

T. Rowe Price Reserve
Investment Fund, 1.51% #                            60,047                   60

Total Short-Term Investments (Cost $60)                                      60

Total Investments in Securities
100.1% of Net Assets (Cost $65,712)                             $        73,992
                                                                ---------------



(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)


Assets

Investments in securities, at value (cost $65,712)         $             73,992

Other assets                                                                 99

Total Assets                                                             74,091


Liabilities

Total Liabilities                                                           178


NET ASSETS                                                 $             73,913
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                                   39

Undistributed net realized gain (loss)                                  (20,860)

Net unrealized gain (loss)                                                8,280

Paid-in-capital applicable to 8,232,521
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000
shares of the Corporation authorized                                     86,454

NET ASSETS                                                 $             73,913
                                                           --------------------


NET ASSET VALUE PER SHARE                                  $               8.98
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)


                                                                       6 Months
                                                                          Ended
                                                                        8/31/04

Investment Income (Loss)

Income

  Dividend                                                 $                417

  Securities lending                                                          1

  Total income                                                              418

Expenses

  Investment management                                                     239

  Shareholder servicing                                                      59

  Custody and accounting                                                     49

  Registration                                                               15

  Legal and audit                                                             6

  Prospectus and shareholder reports                                          5

  Directors                                                                   3

  Miscellaneous                                                               3

  Total expenses                                                            379

Net investment income (loss)                                                 39

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                     (123)

Change in net unrealized gain (loss)                                     (5,272)

Net realized and unrealized gain (loss)                                  (5,395)

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                                 $             (5,356)
                                                           ---------------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $            39      $            51

  Net realized gain (loss)                            (123)              (2,774)

  Change in net unrealized gain (loss)              (5,272)              23,600

  Increase (decrease) in net
  assets from operations                            (5,356)              20,877

Distributions to shareholders

  Net investment income                               --                    (83)

Capital share transactions *

  Shares sold                                        5,052               11,666

  Distributions reinvested                            --                     74

  Shares redeemed                                   (5,884)              (9,411)

  Redemption fees received                               9                   14

  Increase (decrease) in net assets from
  capital share transactions                          (823)               2,343

Net Assets

Increase (decrease) during period                   (6,179)              23,137

Beginning of period                                 80,092               56,955

End of Period                              $        73,913      $        80,092
                                           -------------------------------------

(Including undistributed net
investment income of  $39 at
 8/31/04 and $0 at 2/29/04)

*Share information

  Shares sold                                          540                1,360

  Distributions reinvested                            --                      8

  Shares redeemed                                     (632)              (1,087)

  Increase (decrease) in shares outstanding            (92)                 281



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 30, 1999. The fund seeks attractive long-term capital appreciation on an after-tax basis.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than two years to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,422,000 and $6,217,000, respectively, for the six months ended August 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $20,734,000 of unused capital loss carryforwards, of which $1,717,000 expire in fiscal 2008, $4,794,000 expire in fiscal 2009, and $14,223,000 expire thereafter through fiscal 2012.

At August 31, 2004, the cost of investments for federal income tax purposes was $65,712,000. Net unrealized gain aggregated $8,280,000 at period-end, of which $12,874,000 related to appreciated investments and $4,594,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $38,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $45,000 for T. Rowe Price Services, Inc. At period-end, a total of $13,000 of these expenses was payable.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended August 31, 2004, dividend income from the Reserve Funds totaled $0.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Efficient Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004